-------------------------------------------------------------------------------
                              MORGAN STANLEY
                               DEAN WITTER
                            GLOBAL OPPORTUNITY
                              BOND FUND, INC.
-------------------------------------------------------------------------------







                        THIRD QUARTER REPORT
                         SEPTEMBER 30, 2000
                           MORGAN STANLEY
                            DEAN WITTER
                      INVESTMENT MANAGEMENT INC.
                          INVESTMENT ADVISER






                      MORGAN STANLEY DEAN WITTER
                  GLOBAL OPPORTUNITY BOND FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
-------------------------------------------------------------------------------
LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/im.

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For the nine months ended September 30, 2000, the Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 3.14% compared to 5.96% for the Emerging Markets Bond/U.S. High Yield blended Composite (the "Emerging Markets/U.S. High Yield Composite"), and 4.75% for the Latin American/Emerging Markets/High Yield blended Composite (the "Latin/Emerging Markets/High Yield Composite"). For the period from the Fund's commencement of operations on May 27, 1994 through September 30, 2000, the Fund's total return, based on net asset value per share, was 72.54% compared to 92.73% for the Emerging Markets/U.S. High Yield Composite, and 85.24% for the Latin/Emerging Markets/High Yield Composite. Effective January 1, 2000, the Fund uses as its benchmark the Emerging Markets/U.S. High Yield Composite, which is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At September 30, 2000, the Fund's investments in debt instruments were comprised of 54% emerging markets debt securities and 46% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. On September 30, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $8 9/16, representing a 14.2% discount to the Fund's net asset value per share.

Through much of the year we had a 50%/50% allocation between U.S. high yield and emerging markets debt, so this had little impact on our performance. In U.S. high yield, our overweight allocation to the telecommunication sectors detracted from performance as this sector performed poorly due to operational problems for some companies, and the sell-off and volatility in the NASDAQ. Our higher quality portfolio within the high yield portion of the Fund helped our results as higher-rated securities performed better than lower-rated securities. Higher allocations to gaming and good security selection within the health care sector also contributed to the results.

In emerging markets debt, overweights in Russia and Brazil helped returns most of the year, but they did detract in September when the market widened in spread. Underweight positions to the Asian countries and to Argentina have added to relative returns, as these countries have not performed as well as the rest of the market. Higher allocations than the benchmark to Peru and poor security selection within the Philippines have pulled down results.

Due to the continued widening of spreads in the U.S. high yield market this year, we have been increasing our weighting to this sector. Spreads are at their widest level since 1991, when the U.S. was in its last recession. We are continuing to have an overweight allocation to the telecommunication sector as we believe it is undervalued. We also currently maintain our higher credit quality as compared to the benchmark in high yield. In emerging markets, we are taking a less aggressive stance, and we have overweights in Brazil, Colombia and Russia.

We believe that the U.S. high yield market has very compelling value at the current time. With spreads of above 800 basis points over treasuries, we believe that there is a good cushion against any further bad news. Emerging markets debt is fairly valued at the current time, but this market has a very good long-term outlook. In conclusion, we believe that the Fund should provide good returns over the coming year.

Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

October 2000

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.




-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/im.

Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.
Investment Summary as of September 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL
INFORMATION                                                           TOTAL RETURN (%)
                              ---------------------------------------------------------------------------------------------------
                                  MARKET VALUE (1)       NET ASSET VALUE (2)       EMBHY COMPOSITE (3)       LEMHY COMPOSITE (4)
                              ---------------------     ---------------------    ----------------------   -----------------------
                                            AVERAGE                   AVERAGE                   AVERAGE                   AVERAGE
                              CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL    CUMULATIVE      ANNUAL   CUMULATIVE       ANNUAL
                              ----------    -------     ----------    -------    -----------    -------   ----------      -------
            YEAR TO DATE         11.58%        --           3.14%         --          5.96%         --         4.75%          --
            ONE YEAR              7.06       7.06%         15.19       15.19%        12.95       12.95%       10.98        10.98%
            FIVE YEAR            41.97       7.26          61.11       10.01         68.90       11.05        62.61        10.21
            SINCE INCEPTION*     48.03       6.38          72.54        8.97         92.73       10.89        85.24        10.20


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION:

                                [TOTAL RETURN GRAPH]


                                                                                                        NINE MONTHS
                                                     YEAR ENDED DECEMBER 31,                               ENDED
                                                                                                        SEPTEMBER 30,
                                      1994*      1995       1996       1997       1998        1999          2000
                                     ------     ------     ------     ------     -------     ------    -------------
Net Asset Value Per Share........    $12.25     $12.99     $14.86     $13.74     $  9.64     $10.56         $9.98
Market Value Per Share ..........    $12.50     $12.50     $14.63     $13.13     $  8.31     $ 8.38         $8.56
Premium/(Discount) ..............       2.0%      -3.8%      -1.5%      -4.4%      -13.8%     -20.6%        -14.2%
Income Dividends ................    $ 0.91     $ 1.59     $ 1.49     $ 1.30     $  1.18     $ 1.05         $0.78
Capital Gains Distributions .....        --         --     $ 0.50     $ 2.30     $  0.06         --            --
Fund Total Return (2)............     -6.42%     20.34%     31.45%     17.38%     -21.57%     22.73%         3.14%
EMBHY Index Total Return (3) ....     -0.85%     22.16%     23.50%     12.52%      -4.74%     13.44%         5.96%
LEMHY Index Total Return (4) ....     -0.46%     22.37%     25.36%     12.56%      -3.19%     12.41%         4.75%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) From January 1, 2000, the Fund uses as its benchmark, for purpose of comparing its performance, a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the CS First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of September 30, 2000, the Fund's investment in debt instruments was comprised of 54% emerging markets debt securities and 46% U.S. high yield securities. The Fund's performance will be compared to this benchmark as the country weightings represented by the benchmark are more representative of the Fund's portfolio.
(4) The Fund formerly used as its benchmark, for purpose of comparing its performance, a composite comprised of 25% of the J.P. Morgan Latin Eurobond Index, 25% of the J.P. Morgan Emerging Markets Bond Plus Index, and 50% of the CS First Boston High Yield Index.

 * The Fund commenced operations on May 27, 1994.

Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.
Portfolio Summary as of September 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

Debt Securities            (90.9%)
Short-Term Investments      (7.4%)
Equity Securities           (1.7%)


-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

United States              (49.4%)
Other*                      (9.2%)
Turkey                      (1.9%)
Bulgaria                    (2.0%)
Venezuela                   (2.0%)
United Kingdom              (2.2%)
Colombia                    (2.8%)
Russia                      (5.1%)
Mexico                      (7.3%)
Argentina                   (9.0%)
Brazil                      (9.1%)


-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS**

                                                   PERCENT OF
                                                      TOTAL
                                                   INVESTMENTS
                                                   -----------
   1. Republic of Argentina
        11.75%, 6/15/15 (Argentina)                   2.9%
   2. Russian Federation
        12.75%, 6/24/28 (Russia)                      2.8
   3. Federative Republic of Brazil Global Bond
        14.50%, 10/15/09 (Brazil)                     2.4
   4. Nextel Communications, Inc. Step Bond
        0.00%, 9/15/07 (United States)                2.3
   5. Republic of Colombia Global Bond
        11.75%, 2/25/20 (Colombia)                    1.9
   6. Global Crossing Holding Ltd.
        9.625%, 5/15/08 (United States)               1.8%
   7. Federative Republic of Brazil Bond PIK `C'
        8.00%, 4/15/14 (Brazil)                       1.8
   8. Russian Federation Step Bond
        2.25%, 3/31/30 (Russia)                       1.8
   9. United Mexican States Discount Bond `D'
        7.925%, 12/31/19 (Mexico)                     1.6
  10. Horseshoe Gaming Holding
        8.625%, 5/15/09 (United States)               1.6
                                                     ----
                                                     20.9%
                                                     ----
                                                     ----

  * Other includes countries not shown separately and other assets and liabilities.
 ** Excludes short-term investments.

INVESTMENTS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------------
SEPTEMBER 30, 2000

                                                   FACE
                                                  AMOUNT                  VALUE
                                                   (000)                  (000)
-------------------------------------------------------------------------------

DEBT INSTRUMENTS (90.9%)
-------------------------------------------------------------------------------
ALGERIA (0.5%)
SOVEREIGN (0.5%)
    Republic of Algeria, Loan
        Agreement, Tranche 1, Zero
        Coupon, 3/31/10                      U.S.$    100        U.S.$       87
    Republic of Algeria, Loan
        Agreement, Tranche 3, Zero
        Coupon, 3/31/10                               200                   162
                                                                 --------------
                                                                            249
                                                                 --------------
-------------------------------------------------------------------------------
ARGENTINA (7.4%)
CORPORATE (0.8%)
    Cablevision SA
        13.75%, 5/1/09                                100                    89
 (a)CTI Holdings SA
     0.00%, 4/15/08                                   325                   166
    Multicanal SA
     13.125%, 4/15/09                                 190                   172
                                                                 --------------
                                                                            427
                                                                 --------------
SOVEREIGN (6.6%)
    Republic of Argentina
        10.25%, 7/21/30                               200                   163
        11.75%, 4/7/09                                650                   613
        11.75%, 6/15/15                             1,730                 1,592
    Republic of Argentina 'L'
        7.375%, 3/31/05                               448                   410
 (b)Republic of Argentina Discount Note
        7.875%, 3/31/23                               400                   322
    Republic of Argentina Par Bond 'L-GP'
        6.00%, 3/31/23                                750                   510
                                                                 --------------
                                                                          3,610
                                                                 --------------
                                                                          4,037
                                                                 --------------
-------------------------------------------------------------------------------
AUSTRALIA (0.4%)
CORPORATE (0.4%)
    Murrin Murrin Holdings
        Property Ltd.
        9.375%, 8/31/07                               260                   234
                                                                 --------------
-------------------------------------------------------------------------------
BERMUDA (0.3%)
CORPORATE (0.3%)
    RSL Communications, Ltd.
    (a)0.00%, 6/15/08                        EUR      256                    29
       9.125%, 3/1/08                        U.S.$    550                   110
       12.25%, 11/15/06                                50                    12
                                                                 --------------
                                                                            151
                                                                 --------------
-------------------------------------------------------------------------------
BRAZIL (9.1%)
CORPORATE (0.5%)
(b)Banco Nacional de Desenvolvimento
       Economico e Social
          12.554%, 6/16/08                   U.S.$    300        U.S.$      284
                                                                 --------------
SOVEREIGN (8.6%)
    Federative Republic of Brazil
        11.625%, 4/15/04                              400                   414
    Federative Republic of Brazil
        'C' Bond 'L'
        8.00%, 4/15/14                                246                   189
 (b)Federative Republic of Brazil
        'Z-L' Bond
        6.00%, 4/15/24                                300                   202
 (b)Federative Republic of Brazil
        Bond 'EI-L'
        7.375%, 4/15/06                               233                   219
    Federative Republic of Brazil
        Bond PIK 'C'
        8.00%, 4/15/14                              1,297                   995
 (b)Federative Republic of Brazil
        Discount Bond
        11.00%, 8/17/40                               500                   398
 (b)Federative Republic of Brazil
        E-I Euro
        7.375%, 4/15/06                               279                   263
    Federative Republic of Brazil
        Global Bond
        12.25%, 3/6/30                                800                   728
        14.50%, 10/15/09                            1,160                 1,285
                                                                 --------------
                                                                          4,693
                                                                 --------------
                                                                          4,977
                                                                 --------------
-------------------------------------------------------------------------------
BULGARIA (2.0%)
SOVEREIGN (2.0%)
    Republic of Bulgaria Front Loaded
        Interest Reduction Bond
    (b)7.75%, 7/28/24                                 640                  493
    (a)3.00%, 7/28/12                                 500                  366
 (b)Republic of Bulgaria Past Due
        Interest Bond
        7.75%, 7/28/11                                300                  229
                                                                 --------------
                                                                         1,088
                                                                 --------------
-------------------------------------------------------------------------------
CANADA (0.8%)
CORPORATE (0.8%)
(a)GT Group Telecom, Inc.
    0.00%, 2/1/10                                     325                   166
(b)Husky Oil Ltd.
    8.90%, 8/15/28                                    275                   267
                                                                 --------------
                                                                            433
                                                                 --------------
-------------------------------------------------------------------------------

                                                   FACE
                                                  AMOUNT                  VALUE
                                                   (000)                  (000)
-------------------------------------------------------------------------------
COLOMBIA (2.8%)
CORPORATE (0.8%)
(a)Occidente y Caribe 'B'
       0.00%, 3/15/04                       U.S.$     550        U.S.$      399
                                                                 --------------
SOVEREIGN (2.0%)
   Republic of Colombia Global Bond
       9.75%, 4/23/09                                 100                    81
       11.75%, 2/25/20                              1,200                 1,019
                                                                 --------------
                                                                          1,100
                                                                 --------------
                                                                          1,499
                                                                 --------------
-------------------------------------------------------------------------------
DENMARK (0.8%)
CORPORATE (0.8%)
    Callahan Nordrhein-Westfalen
        14.00%, 7/15/10                               450                   448
                                                                 --------------
-------------------------------------------------------------------------------
ECUADOR (0.3%)
SOVEREIGN (0.3%)
    Republic of Ecuador
    (a)4.00%, 8/15/30                                 445                   177
       12.00%, 11/15/12                                18                    13
                                                                 --------------
                                                                            190
                                                                 --------------
-------------------------------------------------------------------------------
INDONESIA (0.9%)
CORPORATE (0.9%)
    Indah Kiat International Finance 'B'
        11.875%, 6/15/02                              100                    78
    Paiton Energy Funding BV
        9.34%, 2/15/14                                225                    47
    Tjiwi Kimia International Global Bond
        13.25%, 8/1/01                                450                   382
                                                                 --------------
                                                                            507
                                                                 --------------
-------------------------------------------------------------------------------
IVORY COAST (0.1%)
SOVEREIGN (0.1%)
(a)Republic of Ivory Coast
   2.00%, 3/29/18                                     400                    72
                                                                 --------------
-------------------------------------------------------------------------------
MEXICO (7.3%)
CORPORATE (1.4%)
    Grupo Iusacell SA de CV
        14.25%, 12/1/06                               150                   159
    Maxcom Telecomunicaciones
        SA de CV
        13.75%, 4/1/07                                150                    82
    Petroleos Mexicanos
        9.50%, 9/15/27                                150                   155
    Sanluis Corp. SA
        8.875%, 3/18/08                               150                   140
    TV Azteca 'B'
        10.50%, 2/15/07                               200                   186
                                                                 --------------
                                                                            722
                                                                 --------------
-------------------------------------------------------------------------------
SOVEREIGN (5.9%)
    United Mexican States
        9.875%, 2/1/10                       U.S.$     150       U.S.$      160
 (b)United Mexican States Discount
        Bond 'A'
        7.313%, 12/31/19                               560                  579
 (b)United Mexican States Discount
        Bond 'B'
        7.603%, 12/31/19                               250                  259
 (b)United Mexican States Discount Bond 'C'
        7.80%, 12/31/19                                100                  103
 (b)United Mexican States Discount Bond 'D'
        7.925%, 12/31/19                               850                  879
    United Mexican States Euro Bond
        10.375%, 2/17/09                               100                  109
    United Mexican States Global Bond
        11.375%, 9/15/16                               250                  292
    United Mexican States Par Bond 'W-A'
        6.25%, 12/31/19                                300                  268
    United Mexican States Par Bond 'W-B'
        6.25%, 12/31/19                                650                  581
                                                                 --------------
                                                                          3,230
                                                                 --------------
                                                                          3,952
                                                                 --------------
-------------------------------------------------------------------------------
MOROCCO (0.2%)
SOVEREIGN (0.2%)
(b)Morocco R&C 'A'
    7.75%, 1/1/09                                     118                   107
                                                                 --------------
-------------------------------------------------------------------------------
NETHERLANDS (0.8%)
CORPORATE (0.8%)
    Hermes Europe Railtel BV
        11.50%, 8/15/07                               190                    95
    Tele1 Europe AB
        13.00%, 5/15/09                     EUR       175                   152
    United Pan-Europe
        Communications NV
        10.875%, 8/1/09                     U.S.$     225                   191
                                                                 --------------
                                                                            438
                                                                 --------------
-------------------------------------------------------------------------------
PANAMA (0.9%)
SOVEREIGN (0.9%)
    Republic of Panama Global Bond
        10.75%, 5/15/20                               400                   392
 (b)Republic of Panama Past Due Interest
        Bond PIK
        7.75%, 7/17/16                                112                    89
                                                                 --------------
                                                                            481
                                                                 --------------
-------------------------------------------------------------------------------
PERU (0.5%)
SOVEREIGN (0.5%)
(a)Republic of Peru Front Loaded
       Interest Reduction Bond
       3.75%, 3/7/17                                  450                   255
                                                                 --------------
-------------------------------------------------------------------------------

                                                   FACE
                                                  AMOUNT                  VALUE
                                                   (000)                  (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PHILIPPINES (1.5%)
CORPORATE (0.5%)
    Bayan Telecommunications, Inc.
        13.50%, 7/15/06                     U.S.$     800        U.S.$      290
                                                                 --------------
SOVEREIGN (1.0%)
    Republic of Philippines
        9.875%, 1/15/19                               200                   164
        10.625%, 3/16/25                              450                   384
                                                                 --------------
                                                                            548
                                                                 --------------
                                                                            838
                                                                 --------------
-------------------------------------------------------------------------------
POLAND (1.0%)
CORPORATE (1.0%)
    Netia Holdings II BV
        13.50%, 6/15/09                     EUR       375                   307
    PTC International Finance II SA
        11.25%, 12/1/09                               185                   161
        11.25%, 12/1/09                     U.S.$     100                    98
                                                                 --------------
                                                                            566
                                                                 --------------
-------------------------------------------------------------------------------
QATAR (0.1%)
CORPORATE (0.1%)
    RAS Laffan Liquid Natural Gas
    8.294%, 3/15/14                                    60                    57
                                                                 --------------
-------------------------------------------------------------------------------
RUSSIA (5.1%)
SOVEREIGN (5.1%)
   Russian Federation
   (a)2.25%, 3/31/30                                2,531                   981
      8.25%, 3/31/10                                  420                   278
      12.75%, 6/24/28                               1,750                 1,527
                                                                 --------------
                                                                          2,786
                                                                 --------------
-------------------------------------------------------------------------------
TURKEY (1.9%)
CORPORATE (0.4%)
    Cellco Finance NV
        15.00%, 8/1/05                                220                   227
                                                                 --------------
SOVEREIGN (1.5%)
   Turkey Structured Note
     12/21/00                                         800                   817
                                                                 --------------
                                                                          1,044
                                                                 --------------
-------------------------------------------------------------------------------
UNITED KINGDOM (2.2%)
CORPORATE (2.2%)
    British Sky Broadcasting Group plc
        8.20%, 7/15/09                                225                   212
    Colt Telecommunications Group plc
        7.625%, 7/31/08                     EUR       205                   163
 (a)Dolphin Telecommunications plc
        0.00%, 6/1/08                                 190                    32
        0.00%, 5/15/09                      U.S.$     275                    55
    Espirit Telecommunications Group plc
        11.00%, 6/15/08                     EUR       233                    93
    HMV Media Group plc
        10.875%, 5/15/08                    GBP       125        U.S.$      117
 (a)Telewest Communications Corp.,
        Senior Discount Notes
        0.00%, 4/15/09                                625                   494
                                                                 --------------
                                                                          1,166
                                                                 --------------
-------------------------------------------------------------------------------
UNITED STATES (42.0%)
ASSET BACKED SECURITIES (2.2%)
    Aircraft Lease Portfolio
        Securitization Ltd. 1996-1 P1D
        12.75%, 6/15/06                     U.S.$     322                   306
    CA FM Lease Trust
        8.50%, 7/15/17                                222                   208
        CFS 1997-5 'A1'
        7.72%, 6/15/05                                248                    50
    DR Securitized Lease Trust
        6.66%, 8/15/10                                 73                    55
        7.60%, 8/15/07                                365                   310
    First Home Mortgage Acceptance Corp.
        7.929%, 11/1/18                               243                    68
    Jet Equipment Trust 'C1'
        11.79%, 6/15/13                               175                   197
                                                                 --------------
                                                                          1,194
                                                                 --------------
CORPORATE (39.8%)
    Actuant Corp.
        13.00%, 5/1/09                                150                   153
    Adelphia Communications Corp. 'B'
        7.75%, 1/15/09                                800                   667
        8.375%, 2/1/08                                160                   138
        9.875%, 3/1/07                                175                   165
    Anthem Insurance Co., Inc.
        9.125%, 4/1/10                                215                   201
    Centennial Cellular
        10.75%, 12/15/08                              475                   464
    Centex Corp.
        9.75%, 6/15/05                                150                   155
    Chancellor Media Corp.
        9.00%, 10/1/08                                125                   138
    Chancellor Media Corp. 'B'
        8.125%, 12/15/07                              315                   318
    Charter Communications
        10.25%, 1/15/10                               570                   558
    CSC Holdings, Inc.
        9.875%, 5/15/06                               275                   281
    D.R. Horton, Inc.
        8.00%, 2/1/09                                 175                   161
    Echostar DBS Corp.
        9.375%, 2/1/09                                625                   612
    EES Coke Battery Co., Inc.
        9.382%, 4/15/07                               100                   88
-------------------------------------------------------------------------------

                                                   FACE
                                                  AMOUNT                  VALUE
                                                   (000)                  (000)
-------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
CORPORATE (CONTINUED)
    Exodus Communications, Inc.
        11.625%, 7/15/10                    U.S.$     300        U.S.$      301
    Focal Communications Corp., Series B
        11.875%, 1/15/10                              300                   228
    Global Crossing Holding Ltd.
        9.625%, 5/15/08                             1,000                 1,000
    Globalstar LP
        11.375%, 2/15/04                              150                    45
        11.50%, 6/1/05                                 30                     9
    Globix Corp.
        12.50%, 2/1/10                                125                    89
    Hayes Lemmerz International, Inc.
        8.25%, 12/15/08                               530                   429
        9.125%, 7/15/07                               175                   150
    HCA- The Healthcare Co.
        6.91%, 6/15/05                                410                   388
        7.58%, 9/15/25                                130                   109
        7.69%, 6/15/25                                220                   188
        8.75%, 9/1/10                                 200                   203
    Hilton Hotels
        7.95%, 4/15/07                                185                   180
    HMH Properties 'A'
        7.875%, 8/1/05                                185                   174
    Horseshoe Gaming Holding
        8.625%, 5/15/09                               895                   877
    Huntsman ICI Chemicals
        10.125%, 7/1/09                     EUR       225                   195
        10.125%, 7/1/09                     U.S.$     225                   221
 (a)Intermedia Communications, Inc. 'B'
        0.00%, 7/15/07                                375                   311
    International Game Technology
        8.375%, 5/15/09                               570                   557
    Lennar Corp.
        9.95%, 5/1/10                                 200                   206
    Level 3 Communications, Inc.
        9.125%, 5/1/08                                975                   843
    Lyondell Chemical Co.
        9.625%, 5/1/07                                280                   273
    Motient Corp.
        12.25%, 4/1/08                                180                   130
    Musicland Group, Inc.
        9.00%, 6/15/03                                300                   279
    Musicland Group, Inc. 'B'
        9.875%, 3/15/08                               175                   147
    National Steel Corp. 'D'
        9.875%, 3/1/09                                490                   289
 (a)Nextel Communications, Inc.
        0.00%, 9/15/07                              1,525                 1,250
        0.00%, 2/15/08                                300                   230
    NEXTLINK Communications, Inc.
    (a)0.00%, 4/15/08                                 720                   421
        10.75%, 11/15/08                              470                   435
 (a)NTL, Inc. 'B'
        0.00%, 4/1/08                       GBP       675        U.S.$      599
    Nuevo Energy Co.
        9.375%, 10/1/10                     U.S.$     155                   154
    Onepoint Communications Corp. 'B'
        14.50%, 6/1/08                                145                   145
    Park Place Entertainment
        7.875%, 12/15/05                              720                   694
    Primus Telecommunications Group, Inc.
        11.25%, 1/5/09                                245                   125
        12.75%, 10/15/09                               75                    39
    Primus Telecommunications Group, Inc.
        'B'
        9.875%, 5/15/08                               145                    72
    PSINet, Inc. 'B'
        10.00%, 2/15/05                               810                   526
 (a)RCN Corp. 'B'
        0.00%, 10/15/07                               915                   485
        0.00%, 2/15/08                                225                   108
    Rhythms NetConnections, Inc. 'B'
    (a)0.00%, 5/15/08                                 675                   257
        14.00%, 2/15/10                                75                    50
    Station Casinos, Inc.
        8.875%, 12/1/08                               425                   410
        9.75%, 4/15/07                                250                   249
        10.125%, 3/15/06                              205                   205
    Tenet Healthcare Corp.
        8.125%, 12/1/08                               335                   321
        8.625%, 1/15/07                               405                   401
    TNP Enterprises, Inc.
        14.50%, 4/1/11                                 22                   222
 (a)Viatel, Inc.
        0.00%, 4/15/08                                380                    95
    Vintage Petroleum, Inc.
        8.625%, 2/1/09                                150                   149
        9.75%, 6/30/09                                275                   286
 (a)WAM! Net Inc. 'B'
        0.00%, 3/1/05                                 365                   164
    Waste Management, Inc.
        6.875%, 5/15/09                                35                    32
        7.00%, 10/15/06                               125                   117
        7.125%, 10/1/07                               565                   530
        7.125%, 12/15/17                               40                    34
        7.65%, 3/15/11                                 50                    47
 (a)Winstar Communications
        0.00%, 4/15/10                              2,325                   744
    XM Satellite Radio Holdings, Inc.
        14.00%, 3/15/10                               175                   123
                                                                 --------------
                                                                         21,639
                                                                 --------------
                                                                         22,833
                                                                 --------------
-------------------------------------------------------------------------------

                                                   FACE
                                                  AMOUNT                  VALUE
                                                   (000)                  (000)
-------------------------------------------------------------------------------

VENEZUELA (2.0%)
SOVEREIGN (2.0%)
   Republic of Venezuela Debt
     Conversion Bond 'DL'
     7.00%, 12/18/07                        U.S.$     357        U.S.$      306
(b)Republic of Venezuela Global Bond
     7.875%, 9/15/27                                  850                   577
   Republic of Venezuela Par Bond
     6.75%, 3/31/20                                   250                   187
                                                                 --------------
                                                                          1,070
                                                                 --------------
--------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
   (Cost U.S.$53,735)                                                    49,478
                                                                 --------------
--------------------------------------------------------------------------------

                                                   SHARES
--------------------------------------------------------------------------------
COMMON STOCKS (0.1%)
SWEDEN
    Tele1 Europe Holding AB ADR
    (Cost U.S.$--@)                                 3,288                    30
                                                                 --------------
--------------------------------------------------------------------------------
PREFERRED STOCK (1.5%)
UNITED STATES
   Broadwing Communications
     Corp., Series B, 12.50%                          194                   198
   Concentric Network Corp. 'B',
     PIK 13.50%                                     1,263                   109
   Dobson Communications Corp.
     PIK 13.00%                                     2,170                   207
   Kmart Financing, 7.75%                           3,500                   109
   Paxson Communications Corp.,
     PIK 13.25%                                     1,819                   177
                                                                 --------------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
   (Cost U.S.$766)                                                          800
                                                                 --------------
--------------------------------------------------------------------------------

                                                    NO. OF
                                                   WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.1%)
--------------------------------------------------------------------------------
CANADA (0.0%)
   GT Group Telecom, Inc.,
     expiring 2/1/10                                  325                     2
                                                                 --------------
--------------------------------------------------------------------------------
COLOMBIA (0.0%)
   Occidente y Caribe,
     expiring 3/15/04                              21,790                     8
                                                                 --------------
--------------------------------------------------------------------------------

                                                    NO. OF            VALUE
                                                   WARRANTS           (000)
--------------------------------------------------------------------------------
MEXICO (0.0%)
   Maxcom Telecomunicaciones SA de CV,
     expiring 04/01/07                                150        U.S.$      -- @
                                                                 --------------
--------------------------------------------------------------------------------
UNITED STATES (0.1%)
   Motient Corp.,
     expiring 4/1/08                                1,800                     5
   Onepoint Communications Corp.,
     expiring 6/1/08                                1,450                    12
   WAM! Net., Inc.,
     expiring 3/1/05                                6,000                     7
   XM Satellite Radio Holdings, Inc.,
     expiring 03/15/10                                175                    26
                                                                 --------------
                                                                             50
                                                                 --------------
--------------------------------------------------------------------------------
TOTAL WARRANTS
   (Cost U.S.$14)                                                            60
                                                                 --------------
--------------------------------------------------------------------------------

                                                     FACE
                                                   AMOUNT
                                                    (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.4%)
--------------------------------------------------------------------------------
ARGENTINA (1.6%)
REPURCHASE AGREEMENT
   Republic of Argentina, 6.15%,
     dated 9/14/00, due 10/16/00,
     collateralized by U.S.$1,000
     Republic of Argentina Global
     Bond, 11.375%, due 1/30/17,
     valued at U.S.$899                     U.S.$   1,000                   893
                                                                 --------------
--------------------------------------------------------------------------------
UNITED STATES (5.8%)
BILLS
   U.S. Treasury Bill
     12/14/00                                         100                    99
REPURCHASE AGREEMENT
(c)Chase Securities, Inc., 6.25%,
     dated 9/29/00, due 10/02/00                    3,064                 3,064
                                                                 --------------
                                                                          3,163
                                                                 --------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost U.S.$4,057)                                                      4,056
                                                                 --------------
-------------------------------------------------------------------------------


                                       9

-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
   (Cost U.S.$58,572)                                            U.S.$   54,424
                                                                 --------------
OTHER ASSETS AND LIABILITIES
   Other Assets                                     6,184
   Liabilities                                    (18,873)              (12,689)
                                           --------------        --------------
--------------------------------------------------------------------------------
NET ASSETS
   Applicable to 4,180,704 issued and
     outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                              U.S.$   41,735
                                                                 ==============
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        U.S.$     9.98
                                                                 ==============
--------------------------------------------------------------------------------

   (a) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2000. Maturity date disclosed is the ultimate maturity.
   (b) -- Variable/floating rate security -- rate disclosed is as of September 30, 2000.
   (c) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
    @  -- Value is less than U.S.$500.
   ADR -- American Depositary Receipt
   PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

                                                    FACE
                                                  AMOUNT             VALUE
                                                   (000)             (000)
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT
ARGENTINA BOND
  Republic of Argentina
  Global Bond
  11.375%, 1/30/17
  (Total Proceeds U.S.$882)                    U.S.$1,000            U.S.$  899
                                                                  --------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPTEMBER 30, 2000 EXCHANGE RATES:
--------------------------------------------------------------------------------
EUR   Euro                                          1.132          = U.S. $1.00
GBP   British Pound                                 0.676          = U.S. $1.00
-------------------------------------------------------------------------------


                                      10